UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-9054

CREDIT SUISSE OPPORTUNITY FUNDS

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

466 Lexington Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year-end:                     October 31st

Date of reporting period:             May 1, 2004 to July 31, 2004

Item 1:                                                          Schedule of Investments

Credit Suisse High Income Fund
Schedule of Investments

July 31, 2004 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (88.8%)
Aerospace (2.0%)
$650	Aviall, Inc., Senior Notes (Callable 7/01/07 @
	$103.81)	(BB , B1)	07/01/11	7.625	$685,750
750	BE Aerospace, Inc., Series B, Senior Subordinated
	Notes (Callable 3/01/05 @ $100.00) §	(B- , Caa3)	03/01/08	8.000	727,500
587	Hexcel Corp., Global Company Guaranteed Notes
	(Callable 4/01/06 @ $104.94)	(B , B3)	10/01/08	9.875	655,972
950	L-3 Communications Corp., Global Company
	Guaranteed Notes (Callable 7/15/08 @ $103.06)	(BB- , Ba3)	07/15/13	6.125	926,250
620	Sequa Corp., Senior Notes	(BB- , B1)	08/01/09	9.000	675,800
250	Sequa Corp., Series B, Senior Notes	(BB- , B1)	04/01/08	8.875	267,500
750	Titan Corp., Global Company Guaranteed Notes
	(Callable 5/15/07 @ $104.00)	(B , B2)	05/15/11	8.000	761,250
250	TransDigm, Inc., Global Company Guaranteed Notes
	(Callable 7/15/06 @ $106.28)	(B- , B3)	07/15/11	8.375	265,000
					4,965,022

Airlines (0.0%)
100	American Airlines, Inc., Series 01-2, Pass Thru
	Certificates	(BB , B1)	10/01/06	7.800	89,962

Automobile Manufacturing/Vehicle Parts (2.5%)
990	Collins & Aikman Products Corp., Company
	Guaranteed Notes §	(B- , B3)	04/15/06	11.500	982,575
250	Collins & Aikman Products Corp., Global Company
	Guaranteed Notes (Callable 12/31/06 @ $105.38) §	(B- , B2)	12/31/11	10.750	256,250
400	Cummins, Inc., Global Senior Notes (Callable
	12/01/06 @ $104.75) §	(BB+ , Ba2)	12/01/10	9.500	462,000
500	Group 1 Automotive, Inc., Senior Subordinated
	Notes (Callable 8/15/08 @ $104.12)	(B+ , B1)	08/15/13	8.250	522,500
200	Holley Performance Products, Inc., Series B,
	Company Guaranteed Notes (Callable 9/15/04 @
	$104.08)	(CCC- , Caa3)	09/15/07	12.250	178,000
700	J. L. French Automotive Castings, Inc., Series B,
	Company Guaranteed Notes (Callable 6/01/05 @
	$103.83)	(C , Caa1)	06/01/09	11.500	598,500
620	Metaldyne Corp., Global Company Guaranteed Notes
	(Callable 6/15/07 @ $105.50)	(B , Caa1)	06/15/12	11.000	554,900
250	Metaldyne Corp., Rule 144A, Senior Notes (Callable
	11/01/08 @ $105.00) ‡	(B , B3)	11/01/13	10.000	251,250
350	Motor Coach Industries International, Inc.,
	Company Guaranteed Notes (Callable 5/01/05 @
	$103.75)	(CCC , Ca)	05/01/09	11.250	211,750
500	Stanadyne Corp., Series B, Company Guaranteed
	Notes (Callable 12/15/04 @ $101.71)	(B , B3)	12/15/07	10.250	521,875
900	Tenneco Automotive, Inc., Series B, Global Secured
	Notes (Callable 7/15/08 @ $105.13) §	(B- , B2)	07/15/13	10.250	1,030,500
520	TRW Automotive, Global Senior Subordinated Notes
	(Callable 2/15/08 @ $105.50) §	(BB- , B2)	02/15/13	11.000	626,600
					6,196,700

Banking (0.2%)
480	Sovereign Bancorp, Inc., Senior Notes	(BBB- , Baa3)	11/15/06	10.500	549,327

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Broadband (1.0%)
1,000	Level 3 Communications Corp., Senior Discount
	Notes (Callable 12/01/04 @ $103.50) +§	(CC , Caa2)	12/01/08	10.500	750,000
555	Level 3 Communications Corp., Senior Notes
	(Callable 5/01/05 @ $101.52) §	(CC , Caa2)	05/01/08	9.125	416,250
750	Level 3 Financing, Inc., Rule 144A, Senior Notes
	(Callable 10/15/07 @ $105.38) ‡§	(CCC- , Caa2)	10/15/11	10.750	645,000
750	Primus Telecommunications Group, Inc., Global
	Senior Notes (Callable 1/15/09 @ $104.00) §	(CCC , B3)	01/15/14	8.000	558,750
					2,370,000

Broadcast/Outdoor (1.3%)
608	Allbritton Communications Co., Global Senior
	Subordinated Notes (Callable 12/15/07 @ $103.88)	(B- , B3)	12/15/12	7.750	603,440
250	Entravision Communications Corp., Global Company
	Guaranteed, Senior Subordinated Notes (Callable
	3/15/06 @ $104.06) §	(B- , B3)	03/15/09	8.125	260,625
150	Gray Television, Inc., Global Company Guaranteed
	Notes (Callable (12/15/06 @ $104.62)	(B- , B2)	12/15/11	9.250	166,500
700	LIN Television Corp., Global Senior Subordinated
	Notes (Callable 5/15/08 @ $103.25) §	(B , B1)	05/15/13	6.500	682,500
850	Nexstar Finance Holdings LLC, Global Senior
	Discount Notes (Callable 4/01/08 @ $105.69) +	(B- , Caa1)	04/01/13	11.375	612,000
300	Paxson Communications Corp., Global Company
	Guaranteed, Senior Subordinated Notes (Callable
	1/15/06 @ $106.12) +	(CCC+ , Caa1)	01/15/09	0.000	263,250
97	Salem Communications Holding Corp., Series B,
	Global Company Guaranteed Notes (Callable 7/01/06
	@ $104.50)	(B- , B3)	07/01/11	9.000	106,700
100	Sinclair Broadcast Group, Inc., Global Company
	Guaranteed Notes (Callable 12/15/06 @ $104.38)	(B , B2)	12/15/11	8.750	108,000
500	Susquehanna Media Co., Rule 144A, Global Senior
	Subordinated Notes (Callable 4/15/08 @ $103.69) ‡	(B , B1)	04/15/13	7.375	515,000
					3,318,015

Building Products (2.8%)
150	Airxcel, Inc., Series B, Senior Subordinated Notes
	(Callable 11/15/04 @ $101.83)	(CCC+ , Caa1)	11/15/07	11.000	149,250
250	Associated Materials, Inc., Global Company
	Guaranteed Notes (Callable 4/15/07 @ $104.88)	(B- , B3)	04/15/12	9.750	282,500
282	Atrium Companies, Inc., Series B, Company
	Guaranteed Notes (Callable 5/01/05 @ $103.50) §	(B- , B3)	05/01/09	10.500	296,805
190	Building Materials Corporation of America, Series
	B, Company Guaranteed Notes	(B+ , B2)	12/01/08	8.000	191,900
566	Building Materials Corporation of America, Series
	B, Senior Notes	(B+ , B2)	07/15/05	7.750	575,905
900	Building Materials Corporation of America,
	Unsecured Senior Notes	(B+ , B2)	10/15/07	8.000	913,500
250	Collins & Aikman Floorcovering, Global Company
	Guaranteed Notes (Callable 2/15/06 @ $104.88)	(B , B2)	02/15/10	9.750	260,000
340	Dayton Superior Corp., Company Guaranteed Notes
	(Callable 6/15/07 @ $102.17) §	(CCC , Caa2)	06/15/09	13.000	311,100
400	Dayton Superior Corp., Global Secured Notes
	(Callable 6/15/06 @ $105.62) §	(B- , B3)	09/15/08	10.750	412,000
177	Interface, Inc., Global Senior Notes	(B- , Caa1)	02/01/10	10.375	199,568
250	Interface, Inc., Rule 144A, Senior Subordinated

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

	Notes (Callable 2/01/09 @ $104.75) ‡	(CCC , Caa3)	02/01/14	9.500	252,500
800	Jacuzzi Brands, Inc., Global Secured Notes
	(Callable 7/01/07 @ $104.81)	(B , B3)	07/01/10	9.625	868,000
1,000	Nortek Holdings, Inc., Rule 144A, Senior Notes
	(Callable 11/15/07 @ $105.00) ‡+	(B- , Caa1)	05/15/11	0.000	841,000
430	Nortek Holdings, Inc., Series B, Global Senior
	Subordinated Notes (Callable 6/15/06 @ $104.94)	(B- , B3)	06/15/11	9.875	502,562
1,015	Werner Holding Co., Inc., Series A, Company
	Guaranteed Notes (Callable 11/15/04 @ $101.67) §	(CCC+ , B3)	11/15/07	10.000	898,275
					6,954,865

Cable (4.2%)
500	Adelphia Communications Corp., Series B, Senior
	Notes ø	(NR , Caa1)	12/31/49	9.500	427,500
260	Adelphia Communications Corp., Series B, Senior
	Notes ø	(NR , NR)	12/31/49	10.500	230,100
500	Atlantic Broadband Finance LLC, Rule 144A, Senior
	Subordinated Notes (Callable 1/15/09 @ $104.69) ‡	(CCC+ , Caa1)	01/15/14	9.375	460,000
1,250	Cablevision Systems New York Group, Rule 144A,
	Senior Notes ‡§	(B+ , B3)	04/15/12	8.000	1,234,375
150	Century Communications Corp., Senior Notes ø	(NR , NR)	10/01/07	8.750	154,500
1,250	Charter Communications Holdings LLC, Senior Notes
	(Callable 4/01/05 @ $102.88)	(CCC- , Ca)	04/01/09	8.625	950,000
250	CSC Holdings, Inc., Debentures	(BB- , B1)	07/15/18	7.625	238,125
275	CSC Holdings, Inc., Senior Notes	(BB- , B1)	12/15/07	7.875	290,125
200	CSC Holdings, Inc., Series B, Debentures	(BB- , B1)	08/15/09	8.125	209,000
200	CSC Holdings, Inc., Series B, Senior Notes	(BB- , B1)	07/15/09	8.125	209,000
390	CSC Holdings, Inc., Series B, Senior Notes	(BB- , B1)	04/01/11	7.625	395,850
880	Insight Communications Company, Inc., Senior
	Discount Notes (Callable 2/15/06 @ $106.12) +§	(B- , Caa2)	02/15/11	12.250	770,000
20	Insight Midwest/Insight Capital Corp., Global
	Senior Notes (Callable 11/01/05 @ $105.25) §	(B+ , B2)	11/01/10	10.500	21,450
1,110	Insight Midwest/Insight Capital Corp., Senior
	Notes (Callable 10/01/04 @ $104.88) §	(B+ , B2)	10/01/09	9.750	1,154,400
1,850	Mediacom LLC Capital Corp., Senior Notes (Callable
	2/15/06 @ $103.94) §	(B+ , B2)	02/15/11	7.875	1,711,250
200	Mediacom LLC Capital Corp., Series B, Senior Notes
	(Callable 4/15/05 @ $101.42) §	(B+ , B2)	04/15/08	8.500	196,000
320	Northland Cable Television, Inc., Company
	Guaranteed Notes (Callable 11/15/04 @ $101.71)	(CC , Caa3)	11/15/07	10.250	312,000
650	Olympus Communications LP, Series B, Senior Notes
	(Callable 11/15/04 @ $100.00) ø	(NR , NR)	11/15/06	10.625	819,000
697	Renaissance Media Group LLC, Company Guaranteed
	Notes (Callable 4/15/05 @ $101.67) +	(CCC+ , B3)	04/15/08	10.000	719,652
					10,502,327

Capital Goods (1.1%)
800	Case New Holland, Inc., Rule 144A, Senior Notes
	(Callable 8/01/07 @ $104.63) ‡	(BB- , Ba3)	08/01/11	9.250	870,000
200	Case New Holland, Inc., Rule 144A, Senior Notes
	(Callable 8/01/07 @ 104.63) ‡	(BB- , Ba3)	08/01/11	9.250	217,500
280	JII Holdings LLC, Rule 144A, Secured Notes
	(Callable 1/01/05 @ $106.50) ‡	(CCC- , Caa2)	04/01/07	13.000	253,400
735	Motors & Gears, Inc., Series D, Senior Notes
	(Callable 11/15/04 @ $100.00)	(CCC , Caa1)	11/15/06	10.750	657,825

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

600	SPX Corp., Senior Notes §	(BB+ , Ba3)	06/15/11	6.250	588,000
200	SPX Corp., Senior Notes (Callable 1/01/08 @
	$103.75) §	(BB+ , Ba3)	01/01/13	7.500	204,500
					2,791,225

Chemicals (3.9%)
100	Airgas, Inc., Global Company Guaranteed Notes
	(Callable 10/01/06 @ $104.56)	(B+ , Ba2)	10/01/11	9.125	112,875
180	Applied Extrusion Technologies, Inc., Series B,
	Company Guaranteed Notes (Callable 7/01/06 @
	$105.38) §	(D , Caa3)	07/01/11	10.750	111,600
200	Equistar Chemicals Funding, Global Company
	Guaranteed Notes	(B+ , B2)	09/01/08	10.125	220,250
800	Equistar Chemicals Funding, Global Senior Notes
	(Callable 5/01/07 @ $105.31) §	(B+ , B2)	05/01/11	10.625	892,000
50	Equistar Chemicals Funding, Senior Notes §	(B+ , B2)	02/15/09	8.750	51,875
350	FMC Corp., Global Senior Secured Notes (Callable
	11/01/06 @ $105.13)	(BB+ , Ba2)	11/01/09	10.250	406,000
500	HMP Equity Holdings Corp., Rule 144A, Senior
	Discount Notes (Callable 11/15/04 @ $64.79) ‡	(CCC+ , NR)	05/15/08	0.000	297,500
650	Huntsman Company LLC, Global Company Guaranteed
	Notes (Callable 10/15/07 @ $105.81)	(B , B2)	10/15/10	11.625	726,375
300	Huntsman Company LLC, Rule 144A, Company
	Guaranteed Notes (Callable 7/15/08 @ $105.75) ‡	(CCC+ , B3)	07/15/12	11.500	305,250
250	Huntsman International Holdings LLC, Senior
	Discount Notes (Callable 7/01/05 @ $58.33)	(CCC+ , Caa2)	12/31/09	0.000	126,250
150	Huntsman International LLC, Company Guaranteed
	Notes (Callable 7/01/05 @ $103.38) §	(CCC+ , Caa1)	07/01/09	10.125	153,375
500	IMC Global, Inc., Global Senior Notes (Callable
	8/01/08 @ $105.44)	(B+ , B1)	08/01/13	10.875	612,500
250	IMC Global, Inc., Rule 144A, Company Guaranteed
	Notes (Callable 6/01/06 @ $105.62) ‡	(B+ , B1)	06/01/11	11.250	291,250
50	IMC Global, Inc., Series B, Global Company
	Guaranteed Notes	(B+ , B1)	06/01/08	10.875	59,000
100	Lyondell Chemical Co., Global Company Guaranteed
	Notes (Callable 12/15/05 @ $104.75)	(B+ , B1)	12/15/08	9.500	105,125
1,000	Lyondell Chemical Co., Global Company Guaranteed
	Notes (Callable 6/01/08 @ $105.25) §	(B+ , B1)	06/01/13	10.500	1,101,250
150	Lyondell Chemical Co., Senior Secured Notes §	(B+ , B1)	07/15/12	11.125	168,187
100	Lyondell Chemical Co., Series B, Senior Secured
	Notes (Callable 5/01/05 @ $102.47) §	(B+ , B1)	05/01/07	9.875	105,375
600	Nalco Co., Rule 144A, Senior Subordinated Notes
	(Callable 11/15/08 @ $104.44) ‡§	(B- , Caa1)	11/15/13	8.875	633,000
800	PolyOne Corp., Rule 144A, Senior Notes (Callable
	5/15/07 @ $105.31) ‡§	(B+ , B3)	05/15/10	10.625	860,000
500	Radnor Holdings Corp., Global Senior Notes
	(Callable 3/15/07 @ $105.50)	(CCC+ , Caa1)	03/15/10	11.000	432,500
400	Resolution Performance Products LLC, Global Senior
	Subordinated Notes (Callable 11/15/05 @ $106.75) §	(CCC+ , Caa2)	11/15/10	13.500	388,000
250	Resolution Performance Products LLC, Global Senior
	Subordinated Notes (Callable 4/15/06 @ $104.75)	(B- , B3)	04/15/10	9.500	260,000
1,150	Terra Capital, Inc., Global Secured Notes
	(Callable 6/01/07 @ $105.75)	(B- , Caa1)	06/01/10	11.500	1,265,000
					9,684,537

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Competitive Local Exchange Carrier (CLEC) (0.7%)
350	Block Communications, Inc., Global Company
	Guaranteed Notes (Callable 4/15/06 @ $104.63)	(B- , B2)	04/15/09	9.250	362,250
500	FairPoint Communications, Inc., Senior Notes
	(Callable 3/01/07 @ $105.94)	(B , B3)	03/01/10	11.875	582,500
100	FairPoint Communications, Inc., Senior
	Subordinated Notes (Callable 5/01/05 @ $106.25)	(B- , Caa1)	05/01/10	12.500	109,500
200	FairPoint Communications, Inc., Series B, Senior
	Subordinated Notes (Callable 05/01/05 @ $101.58)	(B- , Caa1)	05/01/08	9.500	207,000
618	Time Warner Telecom LLC, Senior Notes (Callable
	7/15/05 @ $101.63) §	(CCC+ , B3)	07/15/08	9.750	569,644
					1,830,894

Consumer Products/Tobacco (4.1%)
750	Ames True Temper, Rule 144A, Senior Subordinated
	Notes (Callable 7/15/08 @ $105.00) ‡	(CCC+ , Caa1)	07/15/12	10.000	751,875
40	Armkel LLC, Global Senior Subordinated Notes
	(Callable 8/15/05 @ $104.75)	(B+ , B1)	08/15/09	9.500	43,700
200	Central Garden & Pet Co., Senior Subordinated
	Notes (Callable 2/01/08 @ $104.56) §	(B+ , B2)	02/01/13	9.125	216,000
750	DIMON, Inc., Senior Notes (Callable 6/01/08 @
	$103.87)	(BB , Ba3)	06/01/13	7.750	708,750
395	DIMON, Inc., Series B, Global Company Guaranteed
	Notes (Callable 10/15/06 @ $104.81)	(BB , Ba3)	10/15/11	9.625	412,775
955	General Binding Corp., Company Guaranteed Notes
	(Callable 06/01/05 @ $101.563) §	(B- , Caa1)	06/01/08	9.375	978,875
650	Jarden Corp., Global Company Guaranteed Notes
	(Callable 5/01/07 @ $104.88)	(B- , B2)	05/01/12	9.750	711,750
1,000	Johnsondiversey Holdings, Inc., Global Discount
	Notes (Callable 5/15/07 @ $105.34) +§	(B , B3)	05/15/13	10.670	780,000
950	Johnsondiversey Holdings, Inc., Series B, Global
	Company Guaranteed Notes (Callable 5/15/07 @
	$104.81) §	(B , B2)	05/15/12	9.625	1,049,750
250	Jostens, Inc., Senior Subordinated Notes (Callable
	5/01/05 @ $106.38)	(B- , B3)	05/01/10	12.750	283,750
553	PCA LLC, Global Senior Notes §	(B- , B3)	08/01/09	11.875	586,180
725	Playtex Products, Inc., Global Company Guaranteed
	Notes (Callable 6/01/06 @ $104.69) §	(CCC+ , Caa2)	06/01/11	9.375	734,062
500	Prestige Brands, Inc., Rule 144A, Senior
	Subordinated Notes (Callable 4/15/08 @ $104.63) ‡	(CCC+ , Caa1)	04/15/12	9.250	510,000
400	Reddy Ice Group, Inc, Global Senior Subordinated
	Notes (Callable 8/01/07 @ $104.44) §	(B- , B3)	08/01/11	8.875	423,000
750	Remington Arms Co., Rule 144A, Global Company
	Guaranteed Notes (Callable 2/01/07 @ $105.25) ‡	(CCC+ , B2)	02/01/11	10.500	738,750
500	Sealy Mattress Co., Rule 144A, Senior Subordinated
	Notes (Callable 6/15/09 @ $104.13) ‡	(B- , Caa1)	06/15/14	8.250	502,500
750	United Industries Corp., Series D, Global Company
	Guaranteed Notes (Callable 4/01/05 @ $103.29)	(B- , B3)	04/01/09	9.875	785,625
					10,217,342

Containers (2.8%)
800	Constar International, Inc., Senior Subordinated
	Notes (Callable 12/01/07 @ $105.50) §	(B , Caa1)	12/01/12	11.000	781,000
195	Graham Packaging Company, Inc., Series B, Senior
	Discount Notes (Callable 1/15/05 @ $101.79) §	(CCC+ , Caa2)	01/15/09	10.750	203,775

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

750	Graphic Packaging International Corp., Global
	Senior Subordinated Notes (Callable 8/15/08 @
	$104.75) §	(B- , B3)	08/15/13	9.500	828,750
400	Intertape Polymer US, Inc., Rule 144A, Senior
	Subordinated Notes (Callable 8/01/09 @ $104.25) ‡	(B- , B3)	08/01/14	8.500	396,000
200	Owens-Brockway, Global Company Guaranteed Notes
	(Callable 2/15/06 @ $104.44)	(BB- , B2)	02/15/09	8.875	218,500
750	Owens-Brockway, Rule 144A, Senior Notes (5/15/08 @
	$104.13) ‡§	(B , B3)	05/15/13	8.250	789,375
400	Owens-Illinois, Inc., Senior Notes §	(B , Caa1)	05/15/07	8.100	419,000
410	Owens-Illinois, Inc., Senior Notes	(B , Caa1)	05/15/08	7.350	420,250
250	Plastipak Holdings, Inc., Global Company
	Guaranteed Senior Notes (Callable 9/01/06 @
	$105.38)	(B+ , B3)	09/01/11	10.750	270,312
250	Pliant Corp., Company Guaranteed Notes (Callable
	6/01/05 @ $106.50) §	(B- , Caa2)	06/01/10	13.000	229,375
750	Pliant Corp., Global Secured Notes (Callable
	6/01/07 @ $105.56)	(B- , B3)	09/01/09	11.125	813,750
500	Solo Cup Co., Rule 144A, Senior Subordinated Notes
	(Callable 2/15/09 @ $104.25) ‡§	(B- , B3)	02/15/14	8.500	462,500
200	Tekni-Plex, Inc., Series B, Company Guaranteed
	Notes (Callable 6/15/05 @ $106.38) §	(B- , B3)	06/15/10	12.750	198,000
800	U.S. Can Corp., Global Company Guaranteed
	(Callable 7/15/07 @ $105.44)	(CCC+ , Caa1)	07/15/10	10.875	824,000
					6,854,587

Diversified Telecommunications (0.6%)
750	Qwest Communications International, Inc., Rule
	144A, Senior Notes (Callable 2/15/09 @ $103.75) ‡	(B , B3)	02/15/14	7.500	705,000
750	Qwest Corp., Notes §	(B , Ba3)	11/15/08	5.625	742,500
					1,447,500

Energy - Other (5.4%)
1,000	Dynegy Holdings, Inc., Rule 144A, Secured Notes
	(Callable 7/15/08 @ $105.06) ‡	(B- , B3)	07/15/13	10.125	1,107,500
1,040	Edison Mission Energy, Senior Notes §	(B , B2)	06/15/09	7.730	1,079,000
400	EL Paso CGP Co., Notes §	(CCC+ , Caa1)	02/01/09	6.375	359,000
750	EL Paso CGP Co., Notes §	(CCC+ , Caa1)	06/15/10	7.750	697,500
850	El Paso Corp., Senior Notes §	(CCC+ , Caa1)	05/15/11	7.000	769,250
1,000	El Paso Natural Gas Co., Rule 144A, Senior Notes
	(Callable 8/01/07 @ $103.81) ‡	(B- , B1)	08/01/10	7.625	1,045,000
850	El Paso Production Holding Co., Global Company
	Guaranteed (Callable 6/01/08 @ $103.02) §	(B- , B3)	06/01/13	7.750	813,875
500	Frontier Oil Corp., Senior Notes (Callable
	11/15/04 @ $105.88)	(B+ , B2)	11/15/09	11.750	543,750
186	Giant Industries, Inc., Global Company Guaranteed
	Notes (Callable 5/15/07 @ $105.50) §	(B- , B3)	05/15/12	11.000	212,040
500	Giant Industries, Inc., Senior Subordinated Notes
	(Callable 5/15/09 @ $104.00)	(B- , B3)	05/15/14	8.000	516,250
250	GulfMark Offshore, Inc., Rule 144A, Senior Notes
	(Callable 7/15/09 @ $103.88) ‡	(BB- , B2)	07/15/14	7.750	243,125
360	Gulfterra Energy Partners L.P., Company Guaranteed
	Notes (Callable 6/01/07 @ $104.25)	(BB- , B1)	06/01/10	8.500	396,000
134	Gulfterra Energy Partners L.P., Global Company
	Guaranteed Notes (Callable 12/01/07 @ $105.31)	(BB- , B1)	12/01/12	10.625	161,470

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

1,050	Mirant Corp., Rule 144A, Senior Notes ø‡	(D , Ca)	07/15/49	7.400	632,625
500	Peabody Energy Corp., Senior Notes (Callable
	4/15/09 @ $102.94) §	(BB- , Ba3)	04/15/16	5.875	463,750
500	Peabody Energy Corp., Series B, Global Company
	Guaranteed Notes (Callable 3/15/08 @ $103.44) §	(BB- , Ba3)	03/15/13	6.875	517,500
1,000	Reliant Resources, Inc., Global Secured Notes
	(Callable 7/15/08 @ $104.75) §	(B , B1)	07/15/13	9.500	1,080,000
250	SEMCO Energy, Inc., Global Senior Notes	(BB- , Ba2)	05/15/08	7.125	259,375
500	SEMCO Energy, Inc., Global Senior Notes (Callable
	5/15/08 @ $103.87)	(BB- , Ba2)	05/15/13	7.750	527,500
535	Swift Energy Co., Senior Subordinated Notes
	(Callable 5/01/07 @ $104.69) §	(B , B2)	05/01/12	9.375	577,800
400	Teco Energy, Inc., Senior Notes §	(BB , Ba2)	06/15/10	7.500	421,000
750	Williams Companies, Inc., Senior Notes (Callable
	6/01/07 @ $104.31) §	(B+ , B3)	06/01/10	8.625	845,625
					13,268,935

Environmental Services (0.2%)
250	Allied Waste North America, Inc., Series B, Global
	Company Guaranteed Notes §	(BB- , Ba3)	04/01/08	8.875	273,750
325	Allied Waste North America, Inc., Series B, Global
	Senior Notes (Callable 4/15/09 @ $103.69) §	(B+ , B2)	04/15/14	7.375	312,813
					586,563

Finance - Other (0.5%)
750	Corrections Corporation of America, Senior Notes
	(Callable 5/01/07 @ $103.75) §	(B , B1)	05/01/11	7.500	777,188
250	Poster Financial Group, Inc., Rule 144A, Secured
	Notes (Callable 12/01/07 @ $104.38) ‡	(B , B2)	12/01/11	8.750	255,000
100	Senior Housing Properties Trust, Senior Notes	(BB+ , Ba2)	01/15/12	8.625	109,750
					1,141,938

Food Processors/Beverage/Bottling (2.5%)
700	B&G Foods, Inc., Series D, Global Company
	Guaranteed Notes (Callable 8/01/04 @ $101.60)	(CCC+ , B3)	08/01/07	9.625	714,728
188	Birds Eye Foods, Inc., Company Guaranteed Notes,
	Senior Subordinated Notes (Callable 11/01/04 @
	$103.96)	(B- , B3)	11/01/08	11.875	198,340
175	Cott Beverages USA, Inc., Global Company
	Guaranteed Notes (Callable 12/15/06 @ $104.00)	(B+ , B2)	12/15/11	8.000	187,250
50	Del Monte Corp., Global Senior Subordinated Notes
	(Callable 12/15/07 @ $104.31) §	(B , B2)	12/15/12	8.625	54,750
150	Del Monte Corp., Series B, Global Company
	Guaranteed Notes (Callable 5/15/06 @ $104.63)	(B , B2)	05/15/11	9.250	164,250
600	Dole Food Company, Inc., Rule 144A, Senior Notes
	(Callable 3/15/07 @ $104.44) ‡§	(B+ , B2)	03/15/11	8.875	637,500
600	Eagle Family Foods, Inc., Series B, Company
	Guaranteed Notes (Callable 1/15/05 @ $101.46)	(CCC+ , Caa2)	01/15/08	8.750	423,000
915	Land O’ Lakes, Inc., Global Senior Notes (Callable
	11/15/06 @ $104.38) §	(B- , B3)	11/15/11	8.750	850,950
750	Le-Natures, Inc., Rule 144A, Senior Subordinated
	Notes (Callable 6/15/08 @ $104.50) ‡	(B- , Caa1)	06/15/13	9.000	780,000
430	National Wine & Spirits, Inc., Company Guaranteed
	Notes (Callable 1/15/05 @ $103.38)	(CCC+ , B3)	01/15/09	10.125	393,450
750	Pinnacle Foods Holding, Rule 144A, Senior

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

	Subordinated Notes (Callable 12/01/08 @ $104.13) ‡	(B , B3)	12/01/13	8.250	723,750
350	Roundy’s, Inc., Series B, Global Company
	Guaranteed Notes (Callable 6/15/07 @ $104.44)	(B , B2)	06/15/12	8.875	368,375
200	Smithfield Foods, Inc., Series B, Global Senior
	Notes §	(BB , Ba2)	10/15/09	8.000	218,000
400	Wornick Co., Rule 144A, Secured Notes (Callable
	7/15/08 @ $105.44) ‡	(B+ , B2)	07/15/11	10.875	418,000
					6,132,343

Gaming (5.8%)
910	Ameristar Casinos, Inc., Global Company Guaranteed
	Notes (Callable 2/15/06 @ $105.38)	(B , B2)	02/15/09	10.750	1,028,300
950	Argosy Gaming Co., Rule 144A, Senior Subordinated
	Notes (Callable 1/15/09 @ $103.50) ‡	(B+ , B1)	01/15/14	7.000	951,188
100	Aztar Corp., Global Senior Subordinated Notes
	(Callable 8/15/06 @ $104.50)	(B+ , Ba3)	08/15/11	9.000	109,875
650	Caesars Entertainment, Inc., Senior Subordinated
	Notes	(BB- , Ba2)	02/15/07	9.375	714,188
750	Choctaw Resort Development Enterprise, Global
	Senior Notes (Callable 4/01/05 @ $104.63) §	(BB- , B1)	04/01/09	9.250	810,000
750	Chukchansi Economic Development Authority, Rule
	144A, Senior Notes (Callable 10/01/06 @ $113.00) ‡	(NR , NR)	06/15/09	14.500	939,375
500	Circus Circus & Eldorado, Global First Mortgage
	Notes (Callable 3/01/07 @ $105.06) §	(B+ , B1)	03/01/12	10.125	506,875
790	Hard Rock Hotel, Inc., Global Notes (Callable
	6/01/08 @ $104.44) §	(B , B3)	06/01/13	8.875	825,550
500	Herbst Gaming, Inc., Rule 144A, Senior
	Subordinated Notes (Callable 6/01/08 @ $104.06) ‡	(B- , B3)	06/01/12	8.125	495,000
75	Horseshoe Gaming Holding Corp., Series B, Company
	Guaranteed Notes (Callable 5/15/05 @ $102.88)	(BB+ , B2)	05/15/09	8.625	78,656
750	Isle of Capri Casinos, Inc., Global Senior
	Subordinated Notes (Callable 3/01/09 @ $103.50) §	(B , B2)	03/01/14	7.000	717,188
600	Majestic Star Casino LLC, Company Guaranteed Notes
	(Callable 10/15/07 @ $104.75) §	(B , B2)	10/15/10	9.500	609,000
750	Mandalay Resort Group, Global Senior Notes §	(BB+ , Ba2)	07/31/09	6.500	770,625
50	Mandalay Resort Group, Senior Notes	(BB+ , Ba2)	02/01/06	6.450	51,875
495	Mandalay Resort Group, Series B, Senior
	Subordinated Notes §	(BB- , Ba3)	08/01/07	10.250	555,637
780	MGM Mirage, Inc., Company Guaranteed, Senior
	Subordinated Notes §	(BB- , Ba2)	06/01/07	9.750	860,925
10	Mohegan Tribal Gaming, Global Senior Subordinated
	Notes (Callable 7/01/06 @ $104.19)	(BB- , Ba3)	07/01/11	8.375	11,425
250	Mohegan Tribal Gaming, Rule 144A, Senior
	Subordinated Notes (Callable 8/15/09 @ $103.56) ‡	(BB- , Ba3)	08/15/14	7.125	254,375
600	MTR Gaming Group, Inc., Rule 144A, Company
	Guaranteed Notes (Callable 4/01/07 @ $104.88) ‡	(B+ , B2)	04/01/10	9.750	639,000
250	OED Corp., Rule 144A, Company Guaranteed Notes
	(Callable 4/15/08 @ $104.38) ‡	(B+ , B2)	04/15/12	8.750	245,625
530	Penn National Gaming, Inc., Company Guaranteed
	Notes (Callable 3/15/06 @ $104.44) §	(B , B2)	03/15/10	8.875	582,337
350	Penn National Gaming, Inc., Series B, Global
	Company Guaranteed Notes (Callable 3/01/05 @
	$105.56)	(B , B2)	03/01/08	11.125	384,125
330	Riviera Holdings Corp., Global Company Guaranteed
	Notes (Callable 6/15/06 @ $105.50) §	(B , B2)	06/15/10	11.000	363,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

941	Waterford Gaming LLC, Rule144A, Senior Notes
	(Callable 9/15/08 @ $103.55) ‡	(B+ , B1)	09/15/12	8.625	1,006,870
750	Wheeling Island Gaming, Inc., Global Company
	Guaranteed Notes (Callable 12/15/05 @ $105.06)	(B+ , B3)	12/15/09	10.125	798,750
100	Windsor Woodmont Black Hawk, Series B, First
	Mortgage Notes ø	(CCC+ , NR)	03/15/05	13.000	95,250
					14,405,014

Healthcare Facilities/Supplies (3.8%)
500	Ardent Health Services, Global Senior Subordinated
	Notes (Callable 8/15/08 @ $105.00)	(B- , B3)	08/15/13	10.000	545,000
600	Bio-Rad Laboratories, Inc., Global Senior
	Subordinated Notes (Callable 8/15/08 @ $103.75)	(BB- , Ba3)	08/15/13	7.500	635,250
600	Concentra Operating Corp., Rule 144A, Company
	Guaranteed Notes (Callable 8/15/07 @ $104.75) ‡	(B- , B3)	08/15/10	9.500	654,000
150	Coventry Health Care, Inc., Global Senior Notes
	(Callable 2/15/07 @ $104.06)	(BBB- , Ba1)	02/15/12	8.125	167,250
350	Extendicare Health Services, Inc., Company
	Guaranteed Notes (Callable 7/01/06 @ $104.75)	(B , B1)	07/01/10	9.500	391,562
391	Fisher Scientific International, Inc., Global
	Senior Subordinated Notes (Callable 5/01/07 @
	$104.06)	(B+ , B2)	05/01/12	8.125	429,611
850	Fisher Scientific International, Inc., Global
	Senior Subordinated Notes (Callable 9/01/08 @
	$104.00)	(B+ , B2)	09/01/13	8.000	933,938
350	Hanger Orthopedic Group, Inc., Global Company
	Guaranteed Notes (Callable 2/15/06 @ $105.19) §	(B- , B2)	02/15/09	10.375	353,500
150	Healthsouth Corp., Global Senior Notes §	(NR , NR)	10/01/11	8.375	145,500
240	Insight Health Services Corp., Series B, Company
	Guaranteed Notes (Callable 11/01/06 @ $104.94) §	(B- , B3)	11/01/11	9.875	259,800
325	Kinetic Concepts, Inc., Global Senior Subordinated
	Notes (Callable 5/15/08 @ $103.69)	(B , B3)	05/15/13	7.375	341,250
750	Medex, Inc., Global Senior Subordinated Notes
	(Callable 5/15/08 @ $104.44)	(B- , B3)	05/15/13	8.875	798,750
350	Medical Device Manufacturing, Inc., Rule 144A,
	Company Guaranteed Notes (Callable 7/15/08 @
	$105.00) ‡	(B- , Caa1)	07/15/12	10.000	360,500
250	Medquest, Inc., Series B, Global Company
	Guaranteed Notes (Callable 8/15/07 @ $105.94)	(B- , B3)	08/15/12	11.875	286,250
150	Owens & Minor, Inc., Global Company Guaranteed
	Notes (Callable 7/15/06 @ $104.13)	(BB- , Ba3)	07/15/11	8.500	164,625
344	PacifiCare Health Systems, Inc., Global Company
	Guaranteed Notes (Callable 6/01/06 @ $105.38)	(BB+ , B1)	06/01/09	10.750	392,160
150	Rotech Healthcare, Inc., Global Company Guaranteed
	Notes (Callable 4/01/07 @ $104.75)	(B+ , B2)	04/01/12	9.500	160,125
800	Select Medical Corp., Global Senior Subordinated
	Notes (Callable 8/01/08 @ $103.75) §	(B , B2)	08/01/13	7.500	800,000
250	Tenet Healthcare Corp., Rule 144A, Senior Notes ‡§	(B- , B3)	07/01/14	9.875	260,938
750	Triad Hospital, Inc., Senior Subordinated Notes
	(Callable 11/15/08 @ $103.50) §	(B , B3)	11/15/13	7.000	742,500
500	Universal Hospital Services, Inc., Global Senior
	Notes (Callable 11/01/07 @ $105.06)	(B- , B3)	11/01/11	10.125	506,250
150	Vicar Operating, Inc., Company Guaranteed Notes
	(Callable 12/01/05 @ $104.94)	(B , B2)	12/01/09	9.875	165,750
					9,494,509

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Home Builders (1.2%)
380	Beazer Homes USA, Inc., Global Company Guaranteed
	Notes (Callable 4/15/07 @ $104.19) §	(BB , Ba1)	04/15/12	8.375	408,500
300	D.R. Horton, Inc., Global Company Guaranteed Notes
	(Callable 4/15/07 @ $104.25)	(BB+ , Ba1)	04/15/12	8.500	338,250
100	D.R. Horton, Inc., Senior Notes	(BB+ , Ba1)	08/15/11	7.875	112,000
200	KB Home, Senior Subordinated Notes §	(BB- , Ba2)	12/15/08	8.625	219,500
150	Ryland Group, Inc., Senior Subordinated Notes
	(Callable 6/15/06 @ $104.56)	(BB+ , Ba2)	06/15/11	9.125	167,813
250	Technical Olympic USA, Inc., Global Company
	Guaranteed Notes ( Callable 7/01/06 @ $104.50)	(B+ , Ba3)	07/01/10	9.000	258,750
300	Technical Olympic USA, Inc., Global Senior Notes
	(Callable 3/15/08 @ $103.75)	(B- , B2)	03/15/11	7.500	280,500
200	Toll Corp., Senior Subordinated Notes (Callable
	12/01/06 @ $104.12) §	(BB+ , Ba2)	12/01/11	8.250	218,000
350	WCI Communities, Inc., Global Company Guaranteed
	Notes (Callable 5/01/07 @ $104.56) §	(B , Ba3)	05/01/12	9.125	379,750
500	William Lyon Homes, Inc., Company Guaranteed Notes
	(Callable 4/01/08 @ $105.38)	(B , B2)	04/01/13	10.750	562,500
					2,945,563

Industrial - Other (0.7%)
500	Amsted Industries, Inc., Rule 144A, Senior Notes
	(Callable 10/15/07 @ $105.12) ‡	(B , B3)	10/15/11	10.250	542,500
750	Apogent Technologies, Inc., Global Senior
	Subordinated Notes (Callable 5/15/08 @ $103.25)	(BB+ , Ba2)	05/15/13	6.500	836,250
350	Synagro Technologies, Inc., Global Senior
	Subordinated Notes (Callable 4/01/06 @ $104.75) §	(B , B3)	04/01/09	9.500	369,250
					1,748,000

Leisure (3.4%)
300	AMC Entertainment, Inc., Global Senior
	Subordinated Notes (Callable 2/01/07 @ $104.94)	(CCC+ , Caa1)	02/01/12	9.875	309,000
350	AMC Entertainment, Inc., Rule 144A, Senior
	Subordinated Notes (Callable 3/01/09 @ $104.00) ‡	(CCC+ , Caa1)	03/01/14	8.000	324,625
249	AMC Entertainment, Inc., Senior Subordinated Notes
	(Callable 2/01/05 @ $103.17)	(CCC+ , Caa1)	02/01/11	9.500	255,225
300	Bally Total Fitness Holding Corp., Global Senior
	Notes (Callable 7/15/07 @ $105.25) §	(B , B2)	07/15/11	10.500	291,000
750	Bluegreen Corp., Series B, Company Guaranteed
	Notes (Callable 4/01/05 @ $101.75)	(CCC+ , B3)	04/01/08	10.500	768,750
710	Boca Resorts, Inc., Company Guaranteed Notes
	(Callable 4/15/05 @ $103.29)	(B- , B2)	04/15/09	9.875	751,712
800	Booth Creek Ski Holdings, Inc., Series B, Company
	Guaranteed Notes (Callable 3/15/05 @ $100.00)	(CCC+ , Caa1)	03/15/07	12.500	806,000
550	Carmike Cinemas, Inc., Rule 144A, Senior
	Subordinated Notes (Callable 2/15/09 @ $103.75) ‡	(CCC+ , Caa1)	02/15/14	7.500	523,875
750	Cinemark USA, Inc., Global Senior Subordinated
	Notes (Callable 2/01/08 @ $104.50)	(B- , B3)	02/01/13	9.000	826,875
500	Cinemark, Inc., Rule 144A, Senior Discount Notes
	(Callable 3/15/09 @ $104.88) ‡+§	(B- , Caa1)	03/15/14	9.750	332,500
400	Icon Health & Fitness, Global Company Guaranteed,
	Senior Subordinated Notes (Callable 4/01/07 @
	$105.62)	(B- , B3)	04/01/12	11.250	438,000
135	Scientific Games Corp., Series B, Company

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

	Guaranteed Notes (Callable 8/15/05 @ $106.25)	(B , B2)	08/15/10	12.500	156,600
700	Six Flags, Inc., Global Senior Notes §	(B- , B3)	04/15/13	9.750	651,000
400	Six Flags, Inc., Global Senior Notes (Callable
	2/01/06 @ $104.44) §	(B- , B3)	02/01/10	8.875	373,000
400	Six Flags, Inc., Global Senior Notes (Callable
	6/01/09 @ $104.81) §	(B- , B3)	06/01/14	9.625	373,000
750	Speedway Motorsports, Inc., Global Senior
	Subordinated Notes (Callable 6/01/08 @ $103.38)	(B+ , Ba2)	06/01/13	6.750	759,375
600	Town Sports International, Inc., Rule 144A, Senior
	Notes (Callable 4/15/07 @ $104.81) ‡	(B- , B2)	04/15/11	9.625	583,500
					8,524,037

Lodging (1.7%)
100	Caesars Entertainment, Inc., Senior Subordinated
	Notes	(BB- , Ba2)	12/15/05	7.875	105,750
500	Host Marriott Corp., Global Senior Notes (Callable
	11/01/08 @ $103.56) §	(B+ , Ba3)	11/01/13	7.125	500,000
107	Host Marriott Corp., Series B, Company Guaranteed
	Notes (Callable 8/01/04 @ $102.66)	(B+ , Ba3)	08/01/08	7.875	110,477
350	Host Marriott Corp., Series I, Global Company
	Guaranteed Notes §	(B+ , Ba3)	01/15/07	9.500	384,125
900	Inn of the Mountain Gods Resort, Global Senior
	Notes (Callable 11/15/07 @ $106.00)	(B , Caa1)	11/15/10	12.000	1,012,500
200	John Q. Hammons Hotels, Series B, Global Notes,
	First Mortgage (Callable 5/15/07 @ $104.44) §	(B , B2)	05/15/12	8.875	221,250
250	MeriStar Hospitality Corp., Global Company
	Guaranteed Notes §	(CCC+ , B2)	01/15/08	9.000	260,000
100	MGM Mirage, Inc., Company Guaranteed Notes §	(BB- , Ba2)	02/01/11	8.375	107,500
700	Prime Hospitality Corp., Series B, Global Senior
	Subordinated Notes (Callable 5/01/07 @ $104.19) §	(B , B2)	05/01/12	8.375	740,250
500	Sheridan Acquisition Corp., Rule 144A, Secured
	Notes (Callable 8/15/07 @ $105.13) ‡	(B , B1)	08/15/11	10.250	533,125
100	Starwood Hotels & Resorts Worldwide, Inc., Global
	Company Guaranteed Notes	(BB+ , Ba1)	05/01/12	7.875	108,250
					4,083,227

Metals & Mining (1.2%)
435	AK Steel Corp., Company Guaranteed Notes (Callable
	2/15/05 @ $102.65) §	(B+ , B3)	02/15/09	7.875	416,513
350	AK Steel Corp., Global Company Guaranteed Notes
	(Callable 6/15/07 @ $103.88) §	(B+ , B3)	06/15/12	7.750	325,500
250	Arch Western Finance, Rule 144A, Senior Notes
	(Callable 7/01/08 @ $103.38) ‡	(BB+ , Ba2)	07/01/13	6.750	255,000
500	Metallurg, Inc., Series B, Company Guaranteed
	Notes (Callable 12/01/04 @ $101.83)	(D , Ca)	12/01/07	11.000	287,500
350	UCAR Finance, Inc., Global Company Guaranteed
	Notes (Callable 2/15/07 @ $105.13) §	(B , B2)	02/15/12	10.250	393,750
1,500	WCI Steel, Inc., Series B, Senior Notes ø	(NR , NR)	12/01/04	10.000	817,500
500	Wolverine Tube, Inc., Rule 144A, Senior Notes ‡	(B+ , B3)	08/01/08	7.375	487,500
					2,983,263

Oil Equipment (0.8%)
750	Key Energy Services, Inc., Senior Notes	(B , B1)	05/01/13	6.375	712,500
500	Parker Drilling Co., Global Senior Notes (Callable
	10/01/08 @ $104.81) §	(B- , B2)	10/01/13	9.625	527,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

420	Parker Drilling Co., Series B, Company Guaranteed
	Notes (Callable 11/15/04 @ $105.06) §	(B- , B2)	11/15/09	10.125	444,150
250	Pride International, Inc., Rule 144A, Senior Notes
	(Callable 7/15/09 @ $103.69) ‡	(BB- , Ba2)	07/15/14	7.375	259,063
					1,943,213

Paper & Forest Products (1.9%)
250	Appleton Papers, Inc., Rule 144A, Senior
	Subordinated Notes (Callable 6/15/09 @ $104.88) ‡	(B+ , B3)	06/15/14	9.750	255,000
500	Blue Ridge Paper Product, Global Secured Notes
	(Callable 12/15/06 @ $104.75) §	(B- , B2)	12/15/08	9.500	465,000
750	Boise Cascade Corp., Senior Notes (Callable
	11/01/08 @ $103.50) §	(BB , Ba2)	11/01/13	7.000	843,750
250	Caraustar Industries, Inc., Global Company
	Guaranteed Notes (Callable 4/01/06 @ $105.25) §	(B , Caa1)	04/01/11	9.875	260,000
250	Georgia-Pacific Corp., Global Company Guaranteed
	Notes (Callable 2/01/08 @ $104.69)	(BB+ , Ba2)	02/01/13	9.375	291,250
500	Georgia-Pacific Corp., Global Senior Notes §	(BB+ , Ba3)	01/15/24	8.000	523,750
200	Georgia-Pacific Corp., Notes §	(BB+ , Ba3)	05/15/06	7.500	212,500
400	Longview Fibre Co., Global Senior Subordinated
	Notes (Callable 1/15/06 @ $105.00)	(B+ , B2)	01/15/09	10.000	436,000
1,000	Newark Group, Inc., Rule 144A, Senior Subordinated
	Notes (Callable 3/15/09 @ $104.87) ‡	(B- , Caa1)	03/15/14	9.750	965,000
150	Stone Container Corp., Global Senior Notes
	(Callable 2/01/06 @ $104.88) §	(B , B2)	02/01/11	9.750	166,500
140	Stone Container Corp., Global Senior Notes
	(Callable 7/01/07 @ $104.19)	(B , B2)	07/01/12	8.375	150,500
250	Stone Container Corp., Rule 144A, Company
	Guaranteed Notes (Callable 8/15/04 @ $100.00) ‡	(B , B2)	08/15/06	11.500	251,250
					4,820,500

Pharmaceuticals (0.2%)
500	Alpharma, Inc., Rule 144A, Senior Notes (Callable
	5/01/07 @ $104.31) ‡	(B , B3)	05/01/11	8.625	518,750

Publishing (1.6%)
150	Dex Media East LLC, Global Company Guaranteed
	Notes (Callable 11/15/06 @ $104.94) §	(B , B1)	11/15/09	9.875	170,250
300	Dex Media, Inc., Rule 144A, Discount Notes
	(Callable 11/15/08 @ 104.50) ‡+	(B , Caa2)	11/15/13	9.000	210,000
700	Dex Media, Inc., Rule 144A, Notes (Callable
	11/15/08 @ $104.00) ‡	(B , B3)	11/15/13	8.000	707,000
600	Haights Cross Operating Co., Global Company
	Guaranteed Notes (Callable 8/15/08 @ $105.88)	(CCC+ , Caa1)	08/15/11	11.750	651,000
250	Houghton Mifflin Co., Global Senior Subordinated
	Notes (Callable 2/01/08 @ $104.94) §	(B , B3)	02/01/13	9.875	258,125
550	Liberty Group Operating, Inc., Company Guaranteed
	Notes (Callable 2/01/05 @ $101.56)	(CCC+ , Caa1)	02/01/08	9.375	554,125
750	Morris Publishing Group LLC, Global Company
	Guaranteed Notes (Callable 8/01/08 @ $103.50)	(B+ , Ba3)	08/01/13	7.000	735,000
425	PRIMEDIA, Inc., Global Company Guaranteed Notes
	(Callable 5/15/06 @ $104.44) §	(B , B3)	05/15/11	8.875	419,687
250	RH Donnelley Finance Corp., Rule 144A, Senior
	Notes (Callable 12/15/06 @ $104.44) ‡	(B+ , B1)	12/15/10	8.875	276,250
					3,981,437

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Restaurants (0.9%)
552	American Restaurant Group, Inc., Series D, Company
	Guaranteed Notes (Callable 11/01/04 @ $105.75) §	(NR , Caa2)	11/01/06	11.500	361,560
500	Domino’s, Inc., Global Senior Subordinated Notes
	(Callable 7/1/07 @ $104.12) §	(B- , B3)	07/01/11	8.250	537,500
500	Friendly Ice Cream Corp., Global Senior Notes
	(Callable 6/15/08 @ $104.19)	(B- , B2)	06/15/12	8.375	485,000
450	Perkins Family Restaurant L.P., Series B, Senior
	Notes (Callable 12/15/04 @ $101.69)	(B+ , B1)	12/15/07	10.125	464,625
330	Sbarro, Inc., Company Guaranteed Notes (Callable
	9/15/04 @ $105.50) §	(CCC , Caa2)	09/15/09	11.000	293,700
					2,142,385

Retail-Food & Drug (1.7%)
500	Duane Reade, Inc., Rule 144A, Senior Subordinated
	Notes (Callable 8/01/08 @ $104.88) ‡	(CCC+ , B3)	08/01/11	9.750	501,250
650	Great Atlantic & Pacific Tea Company, Inc., Senior
	Notes (Callable 12/15/06 @ $104.56) §	(B , B3)	12/15/11	9.125	568,750
300	Herbalife International, Inc., Global Company
	Guaranteed Notes (Callable 7/15/06 @ $105.88)	(B , B2)	07/15/10	11.750	341,250
400	Merisant Co., Rule 144A, Company Guaranteed Notes
	(Callable 7/15/08 @ $104.75) ‡	(B- , B3)	07/15/13	9.500	422,000
200	Nutritional Sourcing Corp., Notes (Callable
	6/05/05 @ $101.00)	(NR , NR)	08/01/09	10.125	135,000
800	Rite Aid Corp., Rule 144A, Global Secured Notes
	(Callable 5/01/07 @ $104.06) ‡§	(B+ , B2)	05/01/10	8.125	842,000
600	Rite Aid Corp., Rule 144A, Notes ‡	(B- , Caa1)	12/15/08	6.125	570,000
150	Stater Brothers Holdings, Inc., Rule 144A, Senior
	Notes (Callable 6/15/08 @ $104.06) ‡§	(BB- , B1)	06/15/12	8.125	154,125
100	Swift & Co., Global Company Guaranteed Notes
	(Callable 10/01/06 @ $105.06)	(B+ , B1)	10/01/09	10.125	108,000
600	Swift & Co., Global Senior Subordinated Notes
	(Callable 10/01/06 @ $106.25)	(B , B2)	01/01/10	12.500	643,500
					4,285,875

Retail Stores (2.8%)
750	Asbury Automotive Group, Inc., Global Company
	Guaranteed Notes (Callable 6/15/07 @ $104.50)	(B , B3)	06/15/12	9.000	766,875
450	AutoNation, Inc., Global Company Guaranteed Notes	(BBB- , Ba2)	08/01/08	9.000	510,750
250	Cole National Group, Inc., Global Senior
	Subordinated Notes (Callable 5/15/07 @ $104.44)	(B , B3)	05/15/12	8.875	273,750
66	Dillard’s, Inc., Notes §	(BB , B2)	08/01/04	6.430	66,000
550	Finlay Fine Jewelry Corp., Rule 144A, Senior Notes
	(Callable 6/01/08 @ $104.19) ‡	(B+ , B1)	06/01/12	8.375	580,250
400	Jafra Cosmetics, Inc., Global Company Guaranteed
	Notes (Callable 5/15/07 @ $105.38)	(B- , B3)	05/15/11	10.750	452,000
830	Leslie’s Poolmart, Senior Notes (Callable 7/15/05
	@ $102.59)	(B- , B2)	07/15/08	10.375	850,750
100	Michaels Stores, Inc., Senior Notes (Callable
	7/01/05 @ $104.62) §	(BB+ , Ba1)	07/01/09	9.250	109,625
500	Nebraska Book Company, Inc., Global Senior
	Subordinated Notes (Callable 3/15/08 @ $104.31)	(CCC+ , Caa1)	03/15/12	8.625	497,500
350	Pantry, Inc., Global Senior Subordinated Notes
	(Callable 2/15/09 @ $103.88) §	(B- , B3)	02/15/14	7.750	351,750
500	Pep Boys - Manny, Moe & Jack, Notes	(BB- , B2)	06/01/05	7.000	513,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

500	Pep Boys - Manny, Moe & Jack, Series MTNB, Notes	(BB- , B2)	07/07/06	6.920	517,500
500	Sonic Automotive, Inc., Series B, Global Senior
	Subordinated Notes (Callable 8/15/08 @ $104.31)	(B+ , B2)	08/15/13	8.625	516,250
800	United Auto Group, Inc., Global Company Guaranteed
	Notes (Callable 3/15/07 @ $104.81)	(B , B3)	03/15/12	9.625	880,000
					6,886,750

Satellite (1.0%)
700	Directv Holdings LLC, Rule 144A, Global Senior
	Notes (Callable 3/15/08 @ $104.19) ‡	(BB- , B1)	03/15/13	8.375	787,500
750	Echostar DBS Corp., Global Senior Notes §	(BB- , Ba3)	10/01/11	6.375	748,125
350	PanAmSat Corp., Rule 144A, Company Guaranteed
	Notes (Callable 8/15/09 @ $104.50) ‡	(B+ , B1)	08/15/14	9.000	351,719
575	Pegasus Communications Corp., Senior Notes
	(Callable 8/01/04 @ $104.17) §	(NR , Ca)	08/01/07	12.500	319,125
100	Pegasus Communications Corp., Series B, Senior
	Notes	(NR , Ca)	10/15/05	9.625	54,000
100	Pegasus Communications Corp., Series B, Senior
	Notes (Callable 12/01/04 @ $101.63) ø	(NR , Ca)	12/01/06	9.750	56,000
100	Pegasus Satellite Communication, Global Senior
	Notes (Callable 8/01/04 @ $110.00)	(NR , Ca)	08/01/06	12.375	55,500
350	Pegasus Satellite Communication, Senior Discount
	Notes (Callable 3/01/05 @ $103.38) +§	(NR , C)	03/01/07	13.500	56,875
					2,428,844

Secondary Oil & Gas Producers (2.2%)
500	Belden & Blake Corp., Rule 144A, Secured Notes
	(Callable 7/15/08 @ $104.38) ‡	(B- , B3)	07/15/12	8.750	511,875
782	Chesapeake Energy Corp., Senior Notes (Callable
	1/15/09 @ $103.45) §	(BB- , Ba3)	01/15/16	6.875	774,180
650	Continental Resources, Inc., Company Guaranteed
	Notes (Callable 8/01/04 @ $103.42)	(CCC+ , Caa1)	08/01/08	10.250	676,000
300	Forest Oil Corp., Global Senior Notes	(BB- , Ba3)	06/15/08	8.000	326,250
950	Forest Oil Corp., Rule 144A, Senior Notes ‡	(BB- , Ba3)	12/15/11	8.000	1,037,875
250	Houston Exploration Company, Global Senior
	Subordinated Notes (Callable 6/15/08 @ $103.50)	(B+ , B2)	06/15/13	7.000	252,500
1,000	Plains Exploration & Production Company, Global
	Senior Subordinated Notes (Callable 7/01/07 @
	$104.38)	(B , NR)	07/01/12	8.750	1,105,000
200	Plains Exploration & Production Company, Series B,
	Global Company Guaranteed Notes (Callable 7/01/07
	@ $104.38) §	(B+ , Ba3)	07/01/12	8.750	221,000
150	Pogo Producing Co., Series B, Senior Subordinated
	Notes (Callable 4/15/06 @ $104.13)	(BB , Ba3)	04/15/11	8.250	165,000
245	Vintage Petroleum, Inc., Global Senior
	Subordinated Notes (Callable 5/15/06 @ $103.94) §	(B , B1)	05/15/11	7.875	254,800
					5,324,480

Services-Other (5.4%)
1,000	Advanstar Communications, Inc., Rule 144A, Secured
	Notes (Callable 2/15/08 @ $105.38) ‡	(B- , B3)	08/15/10	10.750	1,110,000
400	Allied Security Escrow, Rule 144A, Senior
	Subordinated Notes (Callable 7/15/08 @ $105.69) ‡	(B- , Caa1)	07/15/11	11.375	416,000
600	American Color Graphics, Global Notes (Callable
	6/15/07 @ $105.00) §	(B , B3)	06/15/10	10.000	552,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

188	AP Holdings, Inc., Senior Discount Notes (Callable
	3/15/05 @ $101.88) ø	(NR , NR)	03/15/08	11.250	29,140
400	Brand Services, Inc., Global Company Guaranteed
	Notes (Callable 10/15/07 @ $106.00)	(B- , B3)	10/15/12	12.000	462,000
200	Brickman Group, Ltd., Series B, Global Company
	Guaranteed Notes (Callable 12/15/06 @ $105.88)	(B , B2)	12/15/09	11.750	231,000
300	Casella Waste Systems, Inc., Global Senior
	Subordinated Notes (Callable 2/01/08 @ $104.88)	(B , B3)	02/01/13	9.750	327,000
300	Diamond Triumph Auto Glass, Inc., Company
	Guaranteed Notes (Callable 4/01/05 @ $101.54)	(B , B3)	04/01/08	9.250	284,250
500	IESI Corp., Global Company Guaranteed Notes
	(Callable 6/15/07 @ $105.13)	(B- , B3)	06/15/12	10.250	542,500
650	Iron Mountain, Inc., Company Gauranteed Notes
	(Callable 1/15/08 @ $103.88) §	(B , B3)	01/15/15	7.750	667,875
325	Iron Mountain, Inc., Company Guaranteed Notes
	(Callable 4/01/06 @ $104.31)	(B , B3)	04/01/13	8.625	350,594
800	Iron Mountain, Inc., Company Guaranteed Notes
	(Callable 7/01/08 @ $103.31)	(B , B3)	01/01/16	6.625	742,000
945	La Petite Academy, Inc., Series B, Company
	Guaranteed Notes (Callable 5/15/05 @ $101.67)	(CC , Ca)	05/15/08	10.000	704,025
600	LNR Property Corp., Series A, Global Senior
	Subordinated Notes (Callable 10/15/08 @ $103.62)	(B+ , Ba3)	10/15/13	7.250	600,000
250	Mail-Well, Inc., Global Company Guaranteed Notes
	(Callable 3/15/07 @$104.81) §	(BB- , B1)	03/15/12	9.625	270,000
1,000	Muzak LLC/Muzak Finance, Global Senior Notes
	(Callable 2/15/06 @ $105.00)	(CCC+ , Caa1)	02/15/09	10.000	885,000
550	National Beef Packing Company LLC, Global Senior
	Notes (Callable 8/01/07 @ $105.25)	(B , B2)	08/01/11	10.500	576,125
200	Protection One Alarm Monitor, Series B, Global
	Company Guaranteed Notes	(C , Ca)	01/15/09	8.125	101,000
800	Quintiles Transnational Corp., Global Senior
	Subordinated Notes (Callable 10/01/08 @ $105.00)	(B , B3)	10/01/13	10.000	826,000
700	Rent-A-Center, Inc., Series B, Global Company
	Guaranteed Notes (Callable 5/01/06 @ $103.75) §	(BB- , B1)	05/01/10	7.500	731,500
850	Rent-Way, Inc., Global Secured Notes	(B- , B3)	06/15/10	11.875	939,250
1,000	Salton, Inc., Global Senior Subordinated Notes
	(Callable 4/15/05 @ $106.13) §	(CCC- , Ca)	04/15/08	12.250	777,500
250	Southern Star Centennial Corp., Global Secured
	Notes (Callable 8/01/07 @ $104.25)	(B+ , B1)	08/01/10	8.500	272,500
250	Standard Parking Corp., Company Guaranteed Notes
	(Callable 3/15/05 @ $101.54)	(CCC+ , Caa3)	03/15/08	9.250	223,750
750	United Rentals North America, Inc., Global Senior
	Subordinated Notes (Callable 11/15/08 @ $103.88) §	(B+ , B2)	11/15/13	7.750	729,375
					13,350,384

Technology (2.6%)
130	AMI Semiconductor, Inc., Global Company Guaranteed
	Notes (Callable 2/1/08 @ $105.38)	(B , B3)	02/01/13	10.750	152,100
800	Amkor Technology, Inc., Global Senior Notes
	(Callable 5/15/08 @ $103.88) §	(B , B1)	05/15/13	7.750	688,000
200	Amkor Technology, Inc., Rule 144A, Global Senior
	Notes (Callable 5/15/08 @ $103.88) ‡§	(B , B1)	02/15/08	9.250	196,000
585	Avaya, Inc., Secured Notes (Callable 4/01/06 @
	$105.56)	(B+ , B1)	04/01/09	11.125	685,912
325	DigitalNet Holdings, Inc., Global Senior Notes

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

	(Callable 1/15/07 @ $104.50)	(B , B2)	07/15/10	9.000	348,563
450	Freescale Semiconductor, Inc., Rule 144A, Senior
	Notes (Callable 7/15/09 @ $103.56) ‡	(BB+ , Ba2)	07/15/14	7.125	459,000
175	Lucent Technologies, Inc., Notes §	(B , Caa1)	07/15/06	7.250	181,562
1,000	Lucent Technologies, Inc., Notes §	(B , Caa1)	11/15/08	5.500	950,000
250	Sanmina-SCI Corp., Rule 144A, Secured Notes
	(Callable 1/15/07 @ $105.19) ‡	(BB- , Ba2)	01/15/10	10.375	284,375
300	Solectron Corp., Senior Notes (Callable 2/15/06 @
	$104.81) §	(B+ , B1)	02/15/09	9.625	330,000
750	Thomas & Betts Corp., Notes (Callable 6/01/08 @
	$ 103.63)	(BBB- , Ba1)	06/01/13	7.250	813,123
400	Viasystems, Inc., Rule 144A, Senior Subordinated
	Notes (Callable 1/15/08 @ $105.25) ‡	(CCC+ , Caa2)	01/15/11	10.500	384,000
950	Xerox Corp., Senior Notes §	(B+ , B1)	06/15/10	7.125	978,500
					6,451,135

Textile/Apparel/Shoe Manufacturing (2.0%)
200	BGF Industries, Inc., Series B, Senior
	Subordinated Notes (Callable 1/15/05 @ $103.50)	(CCC- , Ca)	01/15/09	10.250	169,000
300	Levi Strauss & Co., Global Senior Notes (Callable
	1/15/05 @ $105.81) §	(CCC , Ca)	01/15/08	11.625	303,750
850	Levi Strauss & Co., Global Senior Notes (Callable
	12/15/07 @ $106.13) §	(CCC , Ca)	12/15/12	12.250	867,000
500	Oxford Industries, Inc., Rule 144A, Senior Notes
	(Callable 6/01/07 @ $104.44) ‡	(B , B2)	06/01/11	8.875	535,000
500	Perry Ellis International, Inc., Series B, Global
	Senior Subordinated Notes (Callable 9/15/08 @
	$104.44)	(B- , B3)	09/15/13	8.875	523,750
750	Phillips-Van Heusen Corp., Global Senior Notes
	(Callable 5/01/08 @ $104.06) §	(BB- , B2)	05/01/13	8.125	791,250
400	Phillips-Van Heusen Corp., Rule 144A, Senior Notes
	(callable 2/15/08 @ $103.63) ‡	(BB- , B2)	02/15/11	7.250	410,000
200	Russell Corp., Global Company Guaranteed Notes
	(Callable 5/01/06 @ $104.63)	(BB- , B1)	05/01/10	9.250	215,500
350	Tropical Sportswear International Corp., Series A,
	Company Guaranteed Notes (Callable 6/15/05 @
	$101.833)	(CC , Caa1)	06/15/08	11.000	215,250
900	Warnaco, Inc., Global Senior Notes (Callable
	6/15/08 @ $104.44)	(B , B2)	06/15/13	8.875	983,250
					5,013,750

Tower (0.3%)
500	Crown Castle International Corp., Global Senior
	Notes (Callable 12/01/08 @ $103.75) §	(CCC , B3)	12/01/13	7.500	501,250
400	SBA Telecommunications, Inc., Global Senior
	Discount Notes (Callable 12/15/07 @ $104.88) +	(CCC- , Caa1)	12/15/11	9.750	305,000
					806,250

Transportation/Other (0.9%)
600	Horizon Lines LLC, Rule 144A, Notes (Callable
	11/01/08 @ $104.50) ‡	(B- , B3)	11/01/12	9.000	625,500
150	Kansas City Southern Railway, Global Company
	Guaranteed Notes	(B+ , B2)	10/01/08	9.500	165,000
500	Overseas Shipholding Group, Inc., Rule 144A,
	Senior Notes (Callable 3/15/08 @ $104.12) ‡§	(BB+ , Ba1)	03/15/13	8.250	530,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

1,000	Ship Finance International, Ltd, Rule 144A, Senior
	Notes (Callable 12/15/08 @ $104.25) ‡	(B , B2)	12/15/13	8.500	965,000
					2,285,500

Utilities (6.3%)
103	AES Corp., Rule 144A, Secured Notes (Callable
	12/15/04 @ $100.00) ‡	(BB , Baa3)	07/15/05	10.000	105,822
750	AES Corp., Rule 144A, Senior Secured Notes
	(Callable 5/15/08 @ $104.50) ‡	(B+ , B1)	05/15/15	9.000	823,125
77	AES Corp., Senior Notes §	(B- , B2)	06/01/09	9.500	83,930
750	AES Corp., Senior Notes §	(B- , B2)	03/01/14	7.750	733,125
31	AES Corp., Senior Unsecured Notes §	(B- , B2)	02/15/11	8.875	33,247
900	Allegheny Energy Supply Company LLC, Global Notes	(CCC+ , B3)	03/15/11	7.800	895,500
650	Aquila, Inc., Senior Notes §	(CCC+ , Caa1)	11/15/09	7.625	617,500
119	Caithness Coso Fund Corp., Series B, Secured Notes	(BB+ , Baa1)	12/15/09	9.050	131,877
500	Calpine Corp., Rule 144A, Secured Notes ‡	(B , NR)	12/01/11	9.875	417,500
750	Calpine Corp., Rule 144A, Secured Notes (Callable
	7/15/07 @ $104.25) ‡§	(B , NR)	07/15/10	8.500	607,500
450	Calpine Corp., Senior Notes §	(CCC+ , Caa1)	04/15/09	7.750	276,750
265	Calpine Corp., Senior Notes §	(CCC+ , Caa1)	08/15/10	8.625	165,625
825	Calpine Corp., Senior Notes §	(CCC+ , Caa1)	02/15/11	8.500	519,750
1,000	Calpine Generating Co., Rule 144A, Secured Notes
	(Callable 4/01/08 @ $103.50) ‡	(B , B2)	04/01/10	7.350	955,000
500	CMS Energy Corp., Rule 144A, Senior Notes ‡§	(B+ , B3)	08/01/10	7.750	513,750
300	CMS Energy Corp., Senior Notes	(B+ , B3)	11/15/04	7.625	305,250
500	CMS Energy Corp., Senior Notes	(B+ , B3)	07/15/08	8.900	536,250
540	CMS Energy Corp., Senior Notes §	(B+ , B3)	01/15/09	7.500	553,500
987	Cogentrix Energy, Inc., Series B, Company
	Guaranteed Notes	(B+ , Ba3)	10/15/08	8.750	1,149,942
260	ESI Tractebel Acquisition Corp., Series B, Company
	Guaranteed Notes (Callable 6/30/08 @ $101.84)	(BB , Ba1)	12/30/11	7.990	270,400
500	Mirant Americas Generation Corp., Senior Notes ø	(D , Caa3)	05/01/06	7.625	400,000
252	National Waterworks, Inc., Series B, Global
	Company Guaranteed Notes (Callable 12/01/07 @
	$105.25)	(B , B3)	12/01/12	10.500	286,020
750	NRG Energy, Inc., Rule 144A, Secured Notes
	(Callable 12/15/08 @ $104.00) ‡	(B+ , B2)	12/15/13	8.000	770,625
950	PG&E Corp., Rule 144A, Secured Notes (Callable
	7/15/06 @ $103.44) ‡	(NR , NR)	07/15/08	6.875	1,012,937
900	PSEG Energy Holdings LLC, Global Notes	(BB- , Ba3)	04/16/07	7.750	954,000
1,200	Sierra Pacific Resources, Rule 144A, Senior Notes
	(Callable 3/15/09 @ $104.31) ‡	(B- , B2)	03/15/14	8.625	1,248,000
1,050	TNP Enterprises, Inc., Senior Subordinated Notes
	(Callable 4/01/05 @ $105.13)	(BB- , B2)	04/01/10	10.250	1,139,250
					15,506,175

Wireless (4.6%)
470	AirGate PCS, Inc., Secured Notes (Callable 1/01/06
	@ $104.69) §	(CCC- , Caa1)	09/01/09	9.375	458,153
1,095	Alamosa Holdings, Inc., Company Guaranteed Notes
	(Callable 2/15/05 @ $106.44) +	(NR , NR)	02/15/10	12.875	808,931
1,000	American Cellular Corp., Global Senior Notes
	(Callable 8/01/07 @ $105.00) §	(B- , B3)	08/01/11	10.000	875,000
600	Centennial Communications, Global Company
	Guaranteed Notes (Callable 6/15/08 @ $105.06)	(CCC , Caa1)	06/15/13	10.125	621,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

450	Centennial Communications, Senior Subordinated
	Notes (Callable 12/15/04 @ $103.58) §	(CCC , Caa3)	12/15/08	10.750	465,750
1,000	Dobson Communications Corp., Global Senior Notes
	(Callable 10/01/08 @ $104.44) §	(CCC+ , Caa1)	10/01/13	8.875	760,000
250	Horizon PCS, Inc., Rule 144A, Senior Notes
	(Callable 7/15/08 @ $105.69) ‡	(CCC , B3)	07/15/12	11.375	255,000
950	IWO Holdings, Inc., Global Company Guaranteed
	Notes (Callable 1/15/06 @ $107.00)	(D , Ca)	01/15/11	14.000	536,750
200	Nextel Communications, Inc., Senior Notes
	(Callable 11/15/04 @ $104.69) §	(BB , B2)	11/15/09	9.375	214,500
750	Nextel Communications, Inc., Senior Notes
	(Callable 8/01/08 @ $103.69)	(BB , B2)	08/01/15	7.375	791,250
1,500	Nextel Partners, Inc., Global Senior Notes
	(Callable 7/01/07 @ $104.06) §	(B- , Caa1)	07/01/11	8.125	1,552,500
800	Rural Cellular Corp., Global Senior Subordinated
	Notes ( Callable 1/15/06 @ $104.88) §	(CCC , Caa2)	01/15/10	9.750	740,000
250	Triton PCS, Inc., Global Company Guaranteed Notes
	(Callable 11/15/06 @ $104.38) §	(B- , B3)	11/15/11	8.750	194,375
200	Triton PCS, Inc., Global Company Guaranteed Notes
	(Callable 2/01/06 @ $104.69) §	(B- , B3)	02/01/11	9.375	162,000
800	Triton PCS, Inc., Global Company Guaranteed Notes
	(Callable 6/01/08 @ $104.25) §	(B+ , B2)	06/01/13	8.500	748,000
1,000	Ubiquitel Operating Co., Company Guaranteed Notes
	(Callable 4/15/05 @ $107.00) +	(CC , Caa3)	04/15/10	0.000	1,010,000
250	US Unwired, Inc., Rule 144A, Secured Notes
	(Callable 6/15/08 @ $105.00) ‡	(CCC- , Caa1)	06/15/12	10.000	256,250
800	Western Wireless Corp., Global Senior Notes
	(Callable 7/15/08 @ $104.63) §	(CCC , Caa1)	07/15/13	9.250	822,000
					11,271,459

TOTAL CORPORATE BONDS (Cost $209,728,656)					220,102,582

FOREIGN BONDS (7.2%)
Broadband (0.2%)
$550	Call-Net Enterprises, Inc., Yankee Company
	Guaranteed Notes (Callable 1/01/06 @ $105.31)
	(Canada)	(B , Caa3)	12/31/08	10.625	519,750

Broadcast/Outdoor (0.7%)
750	Canwest Media, Inc., Series B, Global Company
	Guaranteed Notes (Callable 4/15/08 @ $103.81)
	(Canada) §	(B- , B1)	04/15/13	7.625	785,625
449	Corus Entertainment, Inc., Global Senior
	Subordinated Notes (Callable 3/01/07 @ $104.38)
	(Canada)	(B+ , B1)	03/01/12	8.750	482,675
375	Sun Media Corp., Rule 144A, Senior Notes (Callable
	2/15/08 @ $103.81) (Canada) ‡	(B , Ba3)	02/15/13	7.625	390,000
					1,658,300

Cable (0.3%)
400	Kabel Deutschland GmbH, Rule 144A, Company
	Guaranteed Notes (Callable 7/01/09 @ $105.31)
	(Germany) ‡	(B , B3)	07/01/14	10.625	412,000
150	Rogers Cablesystems, Inc., Series B, Yankee Senior
	Notes (Canada)	(BBB- , Ba2)	03/15/05	10.000	156,363
300	Videotron Ltee, Global Company Guaranteed Notes

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

	(Callable 1/15/09 @ $103.44) (Canada) §	(B+ , Ba3)	01/15/14	6.875	292,500
					860,863

Chemicals (0.5%)
550	Acetex Corp., Global Senior Notes (Callable
	8/01/05 @ $105.44) (Canada)	(B+ , B2)	08/01/09	10.875	605,000
640	Avecia Group PLC, Global Company Guaranteed Notes
	(Callable 7/01/05 @ $103.67) (United Kingdom)	(CCC , Caa3)	07/01/09	11.000	492,800
250	BCP Caylux Holdings Luxembourg SCA, Rule 144A,
	Senior Subordinated Notes (Callable 6/15/09 @
	$104.81) (Luxembourg) ‡	(B- , B3)	06/15/14	9.625	261,875
					1,359,675

Containers (0.7%)
600	Crown Cork & Seal Financial PLC, Yankee Company
	Guaranteed Notes (United Kingdom)	(B , B3)	12/15/06	7.000	615,000
500	Crown European Holdings SA, Global Secured Notes
	(Callable 3/01/07 @ $104.75) (France)	(B+ , B1)	03/01/11	9.500	550,000
600	Crown European Holdings SA, Global Secured Notes
	(Callable 3/01/08 @ $105.44) (France)	(B , B2)	03/01/13	10.875	691,500
					1,856,500

Energy - Other (0.2%)
400	North American Energy Partners, Inc., Rule 144A,
	Senior Notes (Callable 12/01/07 @ $104.38)
	(Canada) ‡	(B+ , B2)	12/01/11	8.750	396,000

Food Processors/Beverage/Bottling (0.3%)
175	Burns, Philp Capital Property, Ltd., Global
	Company Guaranteed Notes (Callable 7/15/07 @
	$104.88) (Australia)	(B- , B3)	07/15/12	9.750	183,313
460	Premier Foods PLC, Yankee Senior Notes (Callable
	9/01/04 @ $106.00) (United Kingdom)	(B+ , B3)	09/01/09	12.000	492,200
					675,513

Gaming (0.3%)
730	Kerzner International, Ltd., Global Company
	Guaranteed Notes (Callable 8/15/06 @ $104.44)
	(Bahamas)	(B , B2)	08/15/11	8.875	788,400

Industrial - Other (0.3%)
350	International Utility Structures, Inc., Yankee
	Senior Subordinated Notes (Callable 2/01/05 @
	$101.79) (Canada) ø	(NR , NR)	02/01/08	10.750	74,375
650	Tyco International Group SA, Yankee Company
	Guaranteed Notes (Luxembourg)	(BBB , Baa3)	11/01/08	6.125	697,451
					771,826

Leisure (0.5%)
300	Intrawest Corp., Global Company Guaranteed Notes
	(Callable 2/01/05 @ $105.25) (Canada)	(B+ , B1)	02/01/10	10.500	325,500
450	Intrawest Corp., Global Senior Notes (Callable
	10/15/08 @ $103.75) (Canada)	(B+ , B1)	10/15/13	7.500	450,000
500	NCL Corp., Rule 144A, Senior Notes (Callable
	7/15/09 @ $105.31) (Bermuda) ‡	(B+ , B2)	07/15/14	10.625	510,625
					1,286,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Metals & Mining (0.5%)
250	Gerdau Ameristeel Corp., Global Senior Notes
	(Callable 7/15/07 @ $105.38) (Canada) §	(B , B2)	07/15/11	10.375	280,000
750	IPSCO, Inc., Global Senior Notes (Callable 6/01/08
	@ $104.38) (Canada)	(BB , Ba3)	06/01/13	8.750	843,750
					1,123,750

Paper & Forest Products (1.3%)
500	Abitibi-Consolidated, Inc., Rule 144A, Notes
	(Canada) ‡	(BB , Ba2)	06/15/11	7.750	507,500
350	Ainsworth Lumber Company, Ltd., Rule 144A, Senior
	Notes (Callable 3/15/09 @ $103.38) (Canada) ‡	(B+ , B1)	03/15/14	6.750	337,750
1	Ainsworth Lumber Company, Ltd., Yankee Senior
	Notes (Canada)	(B+ , B1)	07/15/07	12.500	585
250	JSG Funding PLC, Rule 144A, Global Senior Notes
	(Callable 10/01/07 @ $104.81) (Ireland) ‡§	(B , B3)	10/01/12	9.625	281,250
750	Norske Skog Canada, Ltd., Series D, Global Company
	Guaranteed Notes (Callable 6/15/06 @ $104.31)
	(Canada) §	(BB , Ba3)	06/15/11	8.625	810,000
250	Stone Container Finance, Rule 144A, Company
	Guaranteed Notes (Callable 7/15/09 @ $103.69)
	(Canada) ‡	(B , B2)	07/15/14	7.375	253,125
900	Tembec Industries, Inc., Yankee Company Guaranteed
	Notes (Callable 6/30/05 @ $102.875) (Canada) §	(BB- , Ba3)	06/30/09	8.625	933,750
					3,123,960

Retail-Food & Drug (0.4%)
950	Jean Coutu Group (PJC), Inc., Rule 144A, Senior
	Subordinated Notes (Callable 8/01/09 @ $104.25)
	(Canada) ‡	(B , B3)	08/01/14	8.500	946,437

Secondary Oil & Gas Producers (0.3%)
250	Compton Petroleum Corp., Global Senior Notes
	(Callable 5/15/06 @ $104.95) (Canada)	(B , B2)	05/15/09	9.900	275,000
500	Paramount Resources, Ltd., Yankee Senior Notes
	(Callable 7/15/09 @ $104.44) (Canada)	(B , B3)	07/15/14	8.875	502,500
					777,500

Technology (0.5%)
300	Celestica, Inc., Senior Subordinated Notes
	(Callable 7/01/08 @ $103.94) (Canada) §	(B+ , Ba3)	07/01/11	7.875	308,250
650	Danka Business Systems PLC, Global Senior Notes
	(Callable 6/15/07 @ $105.50) (United Kingdom)	(B+ , B2)	06/15/10	11.000	679,250
250	Flextronics International, Ltd., Global Senior
	Subordinated Notes (Callable 5/15/08 @ $103.25)
	(Singapore)	(BB- , Ba2)	05/15/13	6.500	246,875
					1,234,375

Transportation/Other (0.1%)
250	Teekay Shipping Corp., Global Senior Notes
	(Marshall Islands)	(BB- , Ba2)	07/15/11	8.875	276,250

Wireless (0.1%)
125	Rogers Wireless Communications, Inc., Global
	Secured Notes (Canada)	(BB+ , Ba3)	05/01/11	9.625	140,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

TOTAL FOREIGN BONDS (Cost $17,226,735)					17,795,849

CONVERTIBLE BONDS (0.2%)
Oil Equipment (0.2%)
$400	Key Energy Services, Inc. (Cost $399,184)	(NR , B3)	09/15/04	5.000	399,792

Number of Shares

COMMON STOCKS (0.3%)
Energy - Other (0.0%)
1,176	Anchor Resources LLC *^	1,576

Food Processors/Beverage/Bottling (0.2%)
352	Crunch Equity Holding LLC, Class A *	492,755

Textile/Apparel/Shoe Manufacturing (0.0%)
187	AGY Holdings Corp. *	5,517

Wireless (0.1%)
13,216	AirGate PCS, Inc. *§	203,262
22,527	Dobson Communications Corp., Class A *	60,147
		263,409

TOTAL COMMON STOCKS (Cost $549,281)		763,257

PREFERRED STOCKS (0.5%)
Broadcast/Outdoor (0.5%)
12,100	Paxson Communications Corp.	1,049,675

Wireless (0.0%)
24,000	Dobson Communications Corp.	17,940
350	Dobson Communications Corp., Rule 144A ‡	37,074
		55,014

TOTAL PREFERRED STOCKS (Cost $1,083,432)		1,104,689

WARRANTS (0.0%)
Broadband (0.0%)
100	GT Group Telecom, Inc., Rule 144A, strike $0.00,
	expires 2/01/10 *‡	0

Chemicals (0.0%)
500	Huntsman Company LLC, Rule 144A, strike $0.01,
	expires 5/15/11 *‡	100,250

Textile/Apparel/Shoe Manufacturing (0.0%)
155	AGY Holdings Corp. *	1

TOTAL WARRANTS (Cost $71,307)		100,251

SHORT-TERM INVESTMENT (26.1%)
64,769,117	State Street Navigator Prime Fund §§ (Cost
	$ 64,769,117)	64,769,117

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

SHORT-TERM INVESTMENT (1.2%)
$2,903	State Street Bank and Trust Co. Euro Time Deposit
	(Cost $2,903,000)		08/02/04	0.750	2,903,000

TOTAL INVESTMENTS AT VALUE (124.3%) (Cost $296,730,712)					307,938,537

LIABILITIES IN EXCESS OF OTHER ASSETS (-24.3%)					(60,147,962)

NET ASSETS (100.0%)					$247,790,575

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004, these securities amounted to a value of $54,530,197 or 22.0% of net assets.

+	Step Bond – The interest rate is as of July 31, 2004 and will reset at a future date.
ø	Security in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain Fund portfolio securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $296,730,712, $15,556,987, $(4,349,162) and $11,207,825, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse U.S. Government Money Fund

Schedule of Investments

July 31, 2004 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (80.9%)
$500	Fannie Mae Discount Notes	(AAA , Aaa)	08/11/04	1.120	$499,845
500	Fannie Mae Discount Notes	(AAA , Aaa)	09/13/04	1.340	499,200
500	Fannie Mae Discount Notes	(AAA , Aaa)	09/17/04	1.340	499,125
850	Fannie Mae Discount Notes	(AAA , Aaa)	10/15/04	1.503	847,338
500	Fannie Mae Discount Notes	(AAA , Aaa)	04/01/05	1.520	494,870
1,000	Fannie Mae Global Notes ##	(AAA , Aaa)	08/11/04	1.100	999,769
800	Fannie Mae Global Notes ##	(AAA , Aaa)	09/10/04	1.350	800,000
3,000	Fannie Mae Notes ##	(AAA , Aaa)	09/15/04	1.430	2,999,719
505	Fannie Mae Discount Notes	(AAA , Aaa)	09/20/04	1.280	504,102
500	Fannie Mae Discount Notes	(AAA , Aaa)	10/06/04	1.310	498,799
1,000	Federal Home Loan Bank Bonds ##	(AAA , Aaa)	09/15/04	1.435	999,972
1,000	Federal Home Loan Bank Bonds ##	(AAA , Aaa)	10/05/04	1.530	999,978
500	Federal Home Loan Mortgage Discount Notes	(AAA , Aaa)	12/08/04	1.634	497,072
300	Freddie Mac Discount Notes	(AAA , Aaa)	08/12/04	1.380	299,874
748	Freddie Mac Discount Notes	(AAA , Aaa)	08/17/04	1.200	747,601
500	Freddie Mac Discount Notes	(AAA , Aaa)	10/07/04	1.240	498,846
300	Freddie Mac Discount Notes	(AAA , Aaa)	03/08/05	1.170	297,865
300	Freddie Mac Discount Notes	(AAA , Aaa)	07/26/05	2.290	293,149
500	Freddie Mac Discount Notes	(AAA , Aaa)	08/31/04	1.240	499,483
600	Freddie Mac Discount Notes	(AAA , Aaa)	09/24/04	1.255	598,871
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $14,375,478)					14,375,478

REPURCHASE AGREEMENT (13.4%)
2,393	Goldman Sachs Group, L.P. (Cost $2,393,000)	(A-1+ , P-1)	08/02/04	1.340	2,393,000

TOTAL INVESTMENTS AT VALUE (94.3%) (Cost $16,768,478)					16,768,478

OTHER ASSETS IN EXCESS OF LIABILITIES (5.7%)					1,004,526

NET ASSETS (100.0%)					$17,773,004

Average Weighted Maturity—57 days (Unaudited)

†                                          Credit ratings given by the Standard & Poor’s Division of The McGraw- Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

##                                  The interest rate is as of July 31, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation– The net asset value of the Fund is determined at 12:00 p.m. eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed:  New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day. The Fund’s investments are valued under the amortized cost method, which has been determined by the Fund’s Board of Trustees to represent the fair value of the Fund’s investments.  Amortized cost involves valuing the Fund’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.  The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Municipal Money Fund

Schedule of Investments

July 31, 2004 (unaudited)

Number of Shares		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

MUNICIPAL BONDS (104.6%)
Alaska (4.3%)
$500	Valdez Alaska Marine Term Revenue Bonds, Refunding BP Pipelines Project, Series B ##	(A1+ , VMIG1)	08/02/04	1.100	$500,000
TOTAL ALASKA (Cost $500,000)					500,000

Colorado (4.3%)
500	Colorado Health Facilities Authority Revenue Bonds, Crossroads Projects, Series A (U.S. Bank N.A. LOC) ##	(NR , VMIG1)	08/05/04	1.120	500,000
TOTAL COLORADO (Cost $500,000)					500,000

Florida (4.3%)
500	Orlando Florida Utilities Commission Water & Electric Revenue Bonds, Series A (Bayerische Landesbank LOC) ##	(A1+ , VMIG1)	08/04/04	1.070	500,000
TOTAL FLORIDA (Cost $500,000)					500,000

Georgia (8.7%)
500	Fulton County Georgia Housing Authority Lease Revenue Bonds, Pathways Home Ownership Project (Societe Generale LOC) ##	(A1+ , NR)	08/05/04	1.100	500,000
500	Georgia Municipal Electric Authority Revenue Bonds, Subordinated Series B (Landesbank Hessen Thuringen LOC) ##	(A1+ , VMIG1)	08/04/04	1.060	500,000
TOTAL GEORGIA (Cost $1,000,000)					1,000,000

Illinois (8.1%)
600	Illinois Health Facilities Authority Revenue Bonds, Ingalls Memorial Hospital, Series C (Northern Trust Company LOC) ##	(NR , VMIG1)	08/04/04	1.070	600,000
330	Kane County Forest Preservation District, General Obligation Bonds (FGIC LOC)	(AAA , Aaa)	12/30/04	3.000	332,634
TOTAL ILLINOIS (Cost $932,634)					932,634

Indiana (4.3%)
500	Indiana State University Revenue Bonds, Student Fee, Series K (AMBAC LOC)	(AAA , Aaa)	10/01/04	3.000	501,479
TOTAL INDIANA (Cost $501,479)					501,479

Michigan (8.7%)
500	Michigan State, Municipal Notes, Series A	(SP1+ , MIG1)	09/30/04	2.000	500,833
500	Michigan State University Revenue Bonds, General, Series A (Dexia Credit LOC) ##	(A1+ , VMIG1)	08/02/04	1.100	500,000
TOTAL MICHIGAN (Cost $1,000,833)					1,000,833

Minnesota (8.7%)
500	Minnesota State Higher Education Facilities Authority Revenue Bonds, State Olaf College, Series 5H (Harris Trust & Savings Bank LOC) ##	(NR , Aaa)	08/02/04	1.100	500,000
500	St. Paul Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue Bonds, Refunding Highland Ridge Project (Freddie Mac LOC) ##	(NR , VMIG1)	08/05/04	1.070	500,000
TOTAL MINNESOTA (Cost $1,000,000)					1,000,000

Number of Shares		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Missouri (4.3%)
500	Kansas City Missouri Industrial Development Multifamily Housing Revenue Bonds, Cloverset Apartments Project (Fannie Mae LOC) ##	(NR , VMIG1)	08/05/04	1.070	500,000
TOTAL MISSOURI (Cost $500,000)					500,000

New Jersey (4.3%)
500	Sayreville New Jersey, General Obligation Unlimited (MBIA Insurance LOC)	(NR , Aaa)	09/01/04	2.500	500,563
TOTAL NEW JERSEY (Cost $500,563)					500,563

New York (24.3%)
500	Jay Street Development Corp., NY Certificates Facilities Lease Revenue Bonds, Jay Street Project, Series A-1 (JP Morgan Chase & Co. LOC) ##	(A1+ , VMIG1)	08/04/04	1.080	500,000
500	New York New York, General Obligation Unlimited, Adjusted Series H, Subseries H-2 (MBIA LOC) ##	(A-1 , VMIG1)	08/02/04	1.100	500,000
500	New York State, General Obligation Unlimited, Environmental Quality, Series G (Westdeutsche Landesbank LOC) ##	(A1+ , VMIG1)	10/01/04	1.030	500,000
300	New York, NY, City Municipal Water Finance Authority Water & Sewer Systems, Revenue Bonds, Adjusted Series C (FGIC Insured LOC) ##	(A1+ , VMIG1)	08/02/04	1.070	300,000
500	New York, NY, City Transitional Finance Authority, Adjusted Future Tax Secured, Series B (Landesbank Baden LOC) ##	(A1+ , VMIG1)	08/02/04	1.090	500,000
500	New York, NY, City Trust Cultural Resources Revenue Bonds, Alvin Ailey Dance Foundation (Citibank NA LOC) ##	(NR , VMIG1)	08/04/04	1.020	500,000
TOTAL NEW YORK (Cost $2,800,000)					2,800,000

Pennsylvania (4.8%)
550	Emmaus Pennsylvania General Authority Revenue Bonds, Local Government, Series F19 (DEPFA Bank PLC LOC) ##	(A1 , NR)	08/04/04	1.100	550,000
TOTAL PENNSYLVANIA (Cost $550,000)					550,000

Texas (12.9%)
500	Angelina & Neches River Authority Texas Industrial Development Corp., Revenue Bonds, Adjusted Series C (Bank of America NA LOC) ##	(NR , Aa1)	08/02/04	1.100	500,000
985	Dallas Waterworks & Sewer Systems, Refunding & Improvement Revenue Bonds, Series A	(AA+ , Aa2)	10/01/04	3.500	988,905
TOTAL TEXAS (Cost $1,488,905)					1,488,905

Wisconsin (2.6%)
300	New Berlin School District, Tax & Revenue Anticipation Promotional Notes, General Obligation Notes	(NR , MIG1)	09/03/04	2.000	300,241
TOTAL WISCONSIN (Cost $300,241)					300,241

TOTAL MUNICIPAL BONDS (Cost $12,074,655)					12,074,655

Number of Shares		Value

SHORT-TERM INVESTMENT (0.0%)
1,000	Federated Investors Tax-Free Obligations Fund (Cost $1,000)	1,000

TOTAL INVESTMENTS AT VALUE (104.6%) (Cost $12,075,655)		12,075,655

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.6%)		(525,739)

NET ASSETS (100.0%)		$11,549,916

Average Weighted Maturity — 13 days (Unaudited)

INVESTMENT ABBREVIATIONS

AMBAC	=	Ambac Assurance Corporation
LOC	=	Letter of Credit
FGIC	=	Financial Guaranty Insurance Company
MBIA	=	MBIA Insurance Corporation
NR	=	Not Rated

†                  Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

##          The interest rate is as of July 31, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation – The net asset value of the Fund is determined at 12:00 p.m. eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed:  New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day. The Fund’s investments are valued under the amortized cost method, which has been determined by the Fund’s Board of Trustees to represent the fair value of the Fund’s investments.  Amortized cost involves valuing the Fund’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.  The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund net asset value per share calculated by using available market quotations deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004